Note 17 - Subsequent Events	12 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Subsequent Events [Text Block]
17.
Subsequent Events

In early
June 2018,
the employees of Rochester, Minnesota plant operations and the Marion, New York Can Plant were informed that we will cease operations at the facilities upon completion of the
2018
pack season.  In Rochester, this decision does
not
impact the frozen re-packaging operation.   The Company is currently evaluating the financial impact of these decisions.

The Company also finalized an agreement to sell the majority of its remaining Modesto fruit inventory to Pacific Coast Producers, Inc.  The completion of the sale of inventory happened on
June 29, 2018
and resulted in a cash inflow of approximately
$55.8
million.